CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock
Net of allowance for doubtful accounts	$ 473,856	$ 453,860	$ 572,080
Subordinate Voting Shares
Common stock
Common stock, authorized	Unlimited	Unlimited	Unlimited
Common stock, issued	86,721,030	86,721,030	86,721,030
Common stock, outstanding	86,721,030	86,721,030	86,721,030
Multiple Voting Shares
Common stock
Common stock, authorized	Unlimited	Unlimited	Unlimited
Common stock, issued	348,642	348,642	348,642
Common stock, outstanding	348,642	348,642	348,642
Super Voting Shares
Common stock
Common stock, authorized	Unlimited	Unlimited	Unlimited
Common stock, issued	65,411	65,411	65,411
Common stock, outstanding	65,411	65,411	65,411